Basis of Preparation of the Financial Statements (Details)	Jun. 30, 2022 € / $	Jun. 30, 2022 ₪ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 ₪ / $	Jun. 30, 2021 € / $	Jun. 30, 2021 ₪ / $	Dec. 31, 2020 ₪ / $	Dec. 31, 2019 ₪ / $
Disclosure Of Basis Of Preparation [Abstract]
Foreign exchange rate	0.962	3.5	0.883	3.11	0.841	3.26	3.215	3.446
Average USD exchange rate			0.845	3.23			3.479	3.442